Interest income (Tables)	12 Months Ended
Dec. 31, 2018
Interest income.
Detail of main interest and similar income items

	Million of euros
	2018	2017	2016
Loans and advances, central banks	1,320	1,881	2,090
Loans and advances, credit institutions	1,555	1,840	2,388
Debt instruments	6,429	7,141	6,927
Loans and advances, customers	43,489	43,640	42,578
Other interest	1,532	1,539	1,173
	54,325	56,041	55,156